advance billings and customer deposits - Reconciliation of contract liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of advance billings and customer deposits
Gross contract liabilities	$ 791		$ 727
Reclassification to contract assets of contracts with contract liabilities less than contract assets	(114)		(113)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	(16)		(12)
Contract liabilities	$ 661	$ 652	$ 602